Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Other tax payable	$ 616,356	$ 777,810
Accrued payroll	301,260	159,350
Other current liabilities	57,185	44,273
Accrued expenses and other current liabilities	$ 974,801	$ 981,433